Securities - Net Securities Gains (Losses) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Securities [Abstract]
Realized gross gains	$ 86	$ 90	$ 114
Realized gross losses	(4)	(2)	(4)
Recognized gross impairments	(7)	(5)	(19)
Net securities gains	$ 75	$ 83	$ 91